Stock-Based Compensation Expense in Future for Outstanding Awards (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
2018	$ 15,559
2019	8,299
2020	645
2021	269
2022	94
Total	$ 24,866